Employee Benefits	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefits

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan (the “Plan”) covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 2.75% of each eligible participant’s compensation in 2015, 2014 and 2013, respectively. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $304 thousand, $269 thousand and $284 thousand for 2015, 2014 and 2013, respectively.

The Company maintains a stock option plan. No stock options were granted during the three years presented.

The following table summarizes stock options activity for the years ended December 31:

		2015			2014			2013

	Shares		Weighted Average Exercise Price	Shares		Weighted Average Exercise Price	Shares		Weighted Average Exercise Price

Outstanding at beginning of year	11,904		$ 18.00	30,760		$ 17.90	31,760		$ 17.85

Granted	–		–	–		–	–		–

Exercised	(5,952)		(18.00)	(18,856)		(17.84)	(1,000)		(16.10)

Forfeited	–			–			–		–

Outstanding at end of year	5,952		18.00	11,904		18.00	30,760		17.90

Options exercisable at year-end	5,952		$ 18.00	11,904		$ 18.00	30,760		$ 17.90

Weighted-average fair value of options granted during year			N/A			N/A			N/A

Options outstanding at December 31, 2015 were as follows:

	Outstanding

Exercise Price	Number	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price

$ 18.00	5,952	0.23	5,952	$ 18.00

The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $39 thousand and $48 thousand at December 31, 2015 and 2014, respectively. There were no share awards vested in 2015, 2014 or 2013.